UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01435

AMCAP Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: November 30, 2009

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

AMCAP Fund®
Investment portfolio

November 30, 2009
unaudited

Common stocks — 92.04%	Shares	Value (000)

INFORMATION TECHNOLOGY — 27.64%
Microsoft Corp.	20,295,000	$596,876
Accenture PLC, Class A	10,060,000	412,862
Oracle Corp.	18,420,000	406,714
Yahoo! Inc.1	21,395,000	320,283
Google Inc., Class A1	527,300	307,416
Corning Inc.	17,260,000	287,897
Hewlett-Packard Co.	5,400,000	264,924
Cisco Systems, Inc.1	10,169,300	237,962
Apple Inc.1	1,180,000	235,894
SAP AG	4,850,000	231,521
MasterCard Inc., Class A	725,000	174,624
Automatic Data Processing, Inc.	3,900,000	169,455
Global Payments Inc.	3,105,400	159,183
Intel Corp.	7,000,000	134,400
eBay Inc.1	4,550,000	111,338
McAfee, Inc.1	2,800,000	106,820
Logitech International SA1	6,281,556	103,834
QUALCOMM Inc.	2,200,000	99,000
Trimble Navigation Ltd.1	3,990,000	89,097
Maxim Integrated Products, Inc.	4,645,000	81,752
Autodesk, Inc.1	3,460,000	81,137
NVIDIA Corp.1	6,000,000	78,360
Visa Inc., Class A	800,000	64,800
Intuit Inc.1	2,200,000	64,262
EMC Corp.1	3,700,000	62,271
Texas Instruments Inc.	2,460,000	62,213
Paychex, Inc.	1,975,000	61,916
Xilinx, Inc.	2,708,000	61,309
Verifone Holdings, Inc.1	4,000,000	53,040
KLA-Tencor Corp.	1,624,000	50,734
Linear Technology Corp.	1,500,000	40,455
HTC Corp.	3,150,000	35,684
Delta Electronics, Inc.	12,562,830	35,248
Intersil Corp., Class A	2,567,908	33,177
Applied Materials, Inc.	1,057,000	13,012
Cadence Design Systems, Inc.1	796,400	4,778
		5,334,248

CONSUMER DISCRETIONARY — 15.85%
Omnicom Group Inc.	7,951,000	291,961
Johnson Controls, Inc.	10,621,700	287,317
Lowe’s Companies, Inc.	10,999,700	239,903
Best Buy Co., Inc.	5,400,000	231,282
Target Corp.	4,816,530	224,258
YUM! Brands, Inc.	5,976,000	210,773
Time Warner Inc.	4,666,667	143,360
Time Warner Inc.2	1,633,333	46,632
Harman International Industries, Inc.3	4,075,900	153,295
Staples, Inc.	6,565,000	153,096
Apollo Group, Inc., Class A1	2,500,000	142,675
Harley-Davidson, Inc.	4,181,900	121,860
Carnival Corp., units1	3,725,200	119,318
Bed Bath & Beyond Inc.1	2,700,000	100,872
Tractor Supply Co.1,3	2,025,000	94,547
Time Warner Cable Inc.	2,095,613	87,785
Comcast Corp., Class A, special nonvoting shares	5,280,000	72,917
O’Reilly Automotive, Inc.1	1,519,800	58,938
News Corp., Class A	5,000,000	57,300
McDonald’s Corp.	700,000	44,275
Texas Roadhouse, Inc.1	4,195,000	43,125
Williams-Sonoma, Inc.	1,900,000	38,608
Expedia, Inc.1	1,500,000	38,220
P.F. Chang’s China Bistro, Inc.1	500,000	16,310
Life Time Fitness, Inc.1	650,000	14,690
Timberland Co., Class A1	845,000	14,111
Rightmove PLC	1,230,300	10,852
		3,058,280

INDUSTRIALS — 13.22%
Precision Castparts Corp.	3,921,621	406,594
General Dynamics Corp.	4,365,000	287,654
Union Pacific Corp.	3,363,600	212,781
United Technologies Corp.	2,850,000	191,634
Manpower Inc.	3,506,000	172,706
Robert Half International Inc.	7,359,000	164,327
United Parcel Service, Inc., Class B	2,820,000	162,065
CSX Corp.	3,242,115	153,936
General Electric Co.	8,500,000	136,170
Copart, Inc.1	2,764,844	89,636
SGS SA	60,000	76,941
MSC Industrial Direct Co., Inc., Class A	1,660,000	76,194
Southwest Airlines Co.	7,385,000	67,942
FedEx Corp.	790,000	66,716
Rockwell Collins, Inc.	1,200,000	64,152
MITIE Group PLC	13,753,000	50,377
MITIE Group PLC4	2,578,000	9,443
Serco Group PLC	6,408,000	54,471
Avery Dennison Corp.	1,000,000	37,560
Cintas Corp.	1,180,000	33,146
Mine Safety Appliances Co.	810,000	20,039
Iron Mountain Inc.1	685,000	16,440
		2,550,924

HEALTH CARE — 11.11%
Medtronic, Inc.	10,030,000	425,673
McKesson Corp.	4,600,000	285,292
Aetna Inc.	5,350,000	155,739
Hologic, Inc.1	10,424,100	150,837
Roche Holding AG	865,000	141,497
Medco Health Solutions, Inc.1	2,000,000	126,320
UnitedHealth Group Inc.	4,000,000	114,680
Abbott Laboratories	2,000,000	108,980
Endo Pharmaceuticals Holdings Inc.1	4,156,300	91,563
Becton, Dickinson and Co.	1,200,000	89,760
Beckman Coulter, Inc.	1,265,100	82,181
Merck & Co., Inc.	1,931,945	69,956
ResMed Inc.1	1,240,000	62,335
Myriad Genetics, Inc.1	2,252,700	52,082
Allergan, Inc.	780,000	45,341
Cochlear Ltd.	600,000	34,695
Johnson & Johnson	500,000	31,420
Boston Scientific Corp.1	2,547,890	21,326
Amgen Inc.1	377,700	21,283
Inverness Medical Innovations, Inc.1	462,000	19,427
Integra LifeSciences Holdings Corp.1	400,000	13,096
		2,143,483

FINANCIALS — 6.91%
Capital One Financial Corp.	7,251,200	278,156
Bank of New York Mellon Corp.	7,136,000	190,103
American Express Co.	4,500,000	188,235
JPMorgan Chase & Co.	3,700,000	157,213
Wells Fargo & Co.	4,135,000	115,945
State Street Corp.	2,352,200	97,146
Arthur J. Gallagher & Co.	3,525,000	78,960
Cullen/Frost Bankers, Inc.	1,250,000	60,025
Zions Bancorporation	3,487,000	45,854
PNC Financial Services Group, Inc.	795,000	45,323
Portfolio Recovery Associates, Inc.1,3	993,000	44,715
Northern Trust Corp.	620,000	30,690
		1,332,365

ENERGY — 6.86%
Schlumberger Ltd.	5,740,000	366,729
FMC Technologies, Inc.1	2,420,000	131,817
EOG Resources, Inc.	1,472,900	127,391
Apache Corp.	1,100,000	104,808
Smith International, Inc.	3,750,000	101,925
Baker Hughes Inc.	2,469,300	100,599
Chevron Corp.	1,100,000	85,844
Hess Corp.	1,413,000	81,897
Marathon Oil Corp.	2,240,000	73,069
ConocoPhillips	1,363,000	70,563
Devon Energy Corp.	600,000	40,410
Murphy Oil Corp.	700,000	39,473
		1,324,525

CONSUMER STAPLES — 5.11%
PepsiCo, Inc.	3,042,481	189,303
L’Oréal SA	1,450,000	157,186
CVS/Caremark Corp.	5,000,000	155,050
Philip Morris International Inc.	2,500,000	120,225
Avon Products, Inc.	2,350,000	80,487
Walgreen Co.	2,000,000	77,780
Bare Escentuals, Inc.1,3	5,735,000	73,351
Wal-Mart Stores, Inc.	1,200,000	65,460
Whole Foods Market, Inc.1	1,350,000	34,628
Altria Group, Inc.	1,750,000	32,918
		986,388

MATERIALS — 2.39%
Barrick Gold Corp.	2,500,000	106,725
Monsanto Co.	1,056,003	85,272
AptarGroup, Inc.	2,100,000	75,852
Vulcan Materials Co.	1,450,000	70,296
Ecolab Inc.	1,560,000	70,060
Potash Corp. of Saskatchewan Inc.	332,200	37,346
AK Steel Holding Corp.	784,400	15,688
		461,239

TELECOMMUNICATION SERVICES — 0.59%
Telephone and Data Systems, Inc., special common shares	1,869,900	53,760
Telephone and Data Systems, Inc.	1,053,100	32,109
United States Cellular Corp.1	734,300	27,360
		113,229

MISCELLANEOUS — 2.36%
Other common stocks in initial period of acquisition		456,095

Total common stocks (cost: $14,978,211,000)		17,760,776

Convertible securities — 0.00%

MISCELLANEOUS — 0.00%
Other convertible securities in initial period of acquisition		575

Total convertible securities (cost: $230,000)		575

	Principal amount
Short-term securities — 8.12%	(000)

Freddie Mac 0.10%–0.435% due 12/7/2009–6/29/2010	$371,600	371,450
Federal Home Loan Bank 0.085%–0.15% due 12/16/2009–2/17/2010	226,900	226,887
U.S. Treasury Bills 0.20%–0.272% due 12/17/2009–6/17/2010	214,700	214,542
Fannie Mae 0.09%–0.35% due 1/14–10/4/2010	202,500	202,377
Straight-A Funding LLC 0.17%–0.23% due 12/15/2009–1/13/20104	70,594	70,586
General Electric Capital Corp. 0.20% due 1/20/2010	46,300	46,283
General Electric Co. 0.14% due 12/1/2009	15,000	15,000
General Electric Capital Services, Inc. 0.17% due 2/18/2010	8,600	8,597
Coca-Cola Co. 0.18%–0.23% due 1/6–1/22/20104	52,600	52,588
NetJets Inc. 0.14%–0.19% due 12/2–12/14/20094	48,200	48,197
Private Export Funding Corp. 0.21%–0.22% due 12/22/2009–2/4/20104	48,000	47,989
Pfizer Inc 0.35% due 12/8/20094	41,300	41,298
Wal-Mart Stores Inc. 0.08% due 12/11/20094	36,700	36,699
Procter & Gamble International Funding S.C.A. 0.21% due 2/16/20104	35,800	35,788
Ranger Funding Co. LLC 0.20%–0.22% due 12/10/20094	26,200	26,198
JPMorgan Chase Funding Inc. 0.17% due 1/25/20104	25,800	25,790
Federal Farm Credit Banks 0.21% due 1/27/2010	25,000	24,997
Variable Funding Capital Company LLC 0.21% due 1/26/20104	25,000	24,985
Yale University 0.28% due 12/1/2009	20,000	20,000
Johnson & Johnson 0.12% due 3/18/20104	19,500	19,490
Medtronic Inc. 0.17% due 12/18/20094	7,200	7,199

Total short-term securities (cost: $1,566,717,000)		$1,566,940

Total investment securities (cost: $16,545,158,000)		19,328,291
Other assets less liabilities		(32,501)

Net assets		$19,295,790

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2This security has been authorized but has not yet been issued.
3The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $446,250,000, which represented 2.31% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares.  Further details on these holdings and related transactions during the nine months ended November 30, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 11/30/09 (000)

Harman International Industries, Inc.	3,320,000	755,900	—	4,075,900	$—	$153,295
Tractor Supply Co.	1,525,000	500,000	—	2,025,000	—	94,547
Bare Escentuals, Inc.	5,735,000	—	—	5,735,000	—	73,351
Portfolio Recovery Associates, Inc.	975,391	17,609	—	993,000	—	44,715
Medicis Pharmaceutical Corp., Class A*	3,625,000	—	3,625,000	—	250	—
Williams-Sonoma, Inc.*	6,174,900	173,100	4,448,000	1,900,000	1,751	—
					$2,001	$365,908

*Unaffiliated issuer at 11/30/2009.

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time.  Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2009 (dollars in thousands):

Investment securities	Level 1	Level 2	Level 3	Total

Common stocks:
Information technology	$5,334,248	$—	$—	$5,334,248
Consumer discretionary	3,058,280	—	—	3,058,280
Industrials	2,550,924	—	—	2,550,924
Health care	2,143,483	—	—	2,143,483
Financials	1,332,365	—	—	1,332,365
Energy	1,324,525	—	—	1,324,525
Consumer staples	986,388	—	—	986,388
Materials	461,239	—	—	461,239
Telecommunication services	113,229	—	—	113,229
Miscellaneous	456,095	—	—	456,095
Convertible securities	575	—	—	575
Short-term securities	—	1,566,940	—	1,566,940
Total	$17,761,351	$1,566,940	$—	$19,328,291

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,901,213
Gross unrealized depreciation on investment securities	(1,118,267)
Net unrealized appreciation on investment securities	2,782,946
Cost of investment securities for federal income tax purposes	16,545,345

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-902-0110O-S21479

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND, INC.

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: January 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: January 28, 2010

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: January 28, 2010